Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) (10-Q) - USD ($)			1 Months Ended
	Jun. 02, 2016	Mar. 18, 2014	Oct. 31, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Reverse stock split description		1-for-10.9532 basis
Cumulative operating losses				$ 77,421,348	$ 69,279,671	$ 51,720,525
Working capital deficit				$ 6,900,000	$ 6,800,000
Board Of Directors [Member]
Reverse stock split description	On June 2, 2016, the board of directors of the Company (the “Board of Directors”) adopted resolutions approving and recommending to the Company’s shareholders to approve a proposal to amend the Company’s Amended and Restated Certificate of Incorporation to effect a reverse split of outstanding shares of common stock of the Company within a range of one share of common stock for every five shares of common stock (1:5) to one share of common stock for every twenty-five shares of common stock (1:25) (the “Reverse Stock Split”), with the exact Reverse Stock Split ratio to be set within this range as determined by the Board of Directors in its sole discretion. The Reverse Stock Split was approved by the Company’s stockholders in June 2016. On July 13, 2016, the Board of Directors fixed the Reverse Stock Split ratio at 1:15.
Purchase Agreement [Member] | Lincoln Park Capital LLC [Member]
Equity purchase agreement initial value			$ 10,000,000
Agreement term			36 months